Revenue Recognition - Additional Information (Detail) - Cara Therapeutics, Inc. $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($) item	Jan. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2018 item
Collaboration Arrangement [Line Items]
Accounts receivable, net - related party			$ 1,229			$ 407	$ 2,765
Total revenue			2,569	$ 2,135		7,137	20,968	$ 41,867
Other receivables			1,009			4,088	555
Receivable for additional HCR financing earned						2,500
HCR Agreement [Member]
Collaboration Arrangement [Line Items]
Collaboration Agreement, Milestone Payment Received			2,500
Receivable for additional HCR financing earned						2,500
Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue			1,198	788		2,086	12,936	16,572
Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue				640		640	5,843	10,223
License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue							910	15,000
Royalty revenue
Collaboration Arrangement [Line Items]
Total revenue							415	$ 72
Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue			48	84		84	165
Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue			1,323	623		4,327	699
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration Arrangement [Line Items]
Number of performance obligations for revenue recognized | item									2
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Number Of Combined Performance Obligation At Contract Inception | item	1
CSL Vifor, Maruishi and CKDP Agreements [Member]
Collaboration Arrangement [Line Items]
Other contract Assets			0			0	$ 0
Other contract liabilities			0			$ 0
CSL Vifor and CKDP Agreements [Member] | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Number of performance obligations for revenue recognized | item						1	1	1
Maruishi Agreement
Collaboration Arrangement [Line Items]
Other receivables			950			$ 1,047	$ 415
Remaining performance obligations						0
Maruishi Agreement | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Total revenue							1,449
Maruishi Agreement | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue						0	539	$ 0
Maruishi Agreement | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue						0	910	0
Maruishi Agreement | Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue			48	84		84	165	0
Maruishi Agreement | Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue			950	333		2,835	415
CSL Vifor | License and milestone fees [Member] | Regulatory Milestones [Member]
Collaboration Arrangement [Line Items]
Total revenue	$ 15,000
Affiliated Entity [Member] | CSL Vifor Profit Sharing | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue			1,198	788		2,086	12,397	16,572
Affiliated Entity [Member] | CSL Vifor | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue								15,000
Affiliated Entity [Member] | CSL Vifor Kapruvia [Member] | Royalty revenue
Collaboration Arrangement [Line Items]
Total revenue							415	72
Affiliated Entity [Member] | CSL Vifor Kapruvia [Member] | Other revenue (non-cash) [Member]
Collaboration Arrangement [Line Items]
Total revenue			373	290		1,492	284
Affiliated Entity [Member] | CSL Vifor
Collaboration Arrangement [Line Items]
Accounts receivable, net - related party			1,229			407	2,765
Affiliated Entity [Member] | CSL Vifor | Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue			0	640		640	5,843	10,223
Affiliated Entity [Member] | CSL Vifor | Commercial Supply Revenue With No Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Total revenue		$ 2,295
Cost of goods sold		$ 0
Affiliated Entity [Member] | CSL Vifor | Commercial Supply Revenue With Associated Costs Of Goods Sold [Member]
Collaboration Arrangement [Line Items]
Total revenue					$ 7,928	640	5,843
Cost of goods sold				620	$ 7,266	620	6,174
Affiliated Entity [Member] | CSL Vifor | License and milestone fees [Member]
Collaboration Arrangement [Line Items]
Total revenue								15,000
Affiliated Entity [Member] | CSL Vifor | CSL Vifor Profit Sharing | Collaborative revenue
Collaboration Arrangement [Line Items]
Total revenue			1,198	788
Negative profit share for the Company						1,639
Affiliated Entity [Member] | CSL Vifor | CSL Vifor Korsuva [Member]
Collaboration Arrangement [Line Items]
Net sales			$ 2,429	1,806
Affiliated Entity [Member] | CSL Vifor | CSL Vifor Korsuva [Member] | Commercial supply revenue
Collaboration Arrangement [Line Items]
Total revenue				$ 640
Affiliated Entity [Member] | CSL Vifor | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | Clinical compound revenue
Collaboration Arrangement [Line Items]
Total revenue						$ 0	$ 0	$ 0